TREASURY SHARES (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jul. 07, 2021	Dec. 31, 2021	Dec. 31, 2021
Equity, Class of Treasury Stock [Line Items]
Share repurchase program authorized amount	$ 20,000,000
Term of share repurchase program (in months)	12 months
Total consideration of share repurchased		$ 2,361,576	$ 2,361,576
American depositary shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)		236,139
Repurchased shares retired (in shares)			160,880
Ordinary shares
Equity, Class of Treasury Stock [Line Items]
Shares repurchased (in shares)		295,174
Repurchased shares retired (in shares)			201,100